Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the accounts of the Group and its subsidiaries. All inter-Group transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities including provision for credit losses, and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the Group’s ability to realize deferred tax assets and the estimates of provision for credit losses.

Earnings (Losses) per share

Basic earnings (losses) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted earnings (losses) per share are the same for both classes of ordinary shares. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings (losses) per share as of the date that all necessary conditions have been satisfied. Net income (loss) is not allocated to other participating securities if based on their contractual terms they are not obligated to share the income (loss).

Diluted earnings (losses) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such share would be anti-dilutive.

Foreign currency translation and transaction

The Group uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of Galaxy Payroll BVI is United States Dollar (“US$”) and its subsidiaries which are incorporated in Hong Kong, Cayman, Macau, Taiwan and China is HKD, USD, MOP, NTD and RMB, respectively, which are their respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Group, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income/(loss) and comprehensive income/(loss), consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HKD into US$ as of June 30, 2025 are solely for the convenience of the readers and are calculated at the rate of US$1.00=7.8499, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2025. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

The Group adopted ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

Revenues are recognized when control of the promised services and deliverables are transferred to the Group’s clients in an amount that reflects the consideration the Group expects to be entitled to and receive in exchange for services and deliverables rendered.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group generates revenues from fees charged for the services (payroll outsourcing services and employment services) provided to its clients.

There are two revenue streams within the Group’s operations: payroll outsourcing services and employment services.

Employment services

For the employment services, the Group (i) employs candidates who are sourced by the customers themselves under the name of the Group’s entities or under the name of the Group’s in-country partners and then the Group seconds the employees back to the customers; (ii) handles the seconded employees’ payroll and other administrative matters as their employer of records directly or through its in-country partners; and (iii) makes sure the employment is complied with the Labor Law in the respective jurisdictions.

The performance obligations in the agreements are generally combined into one performance obligation, as they are considered a series of distinct services, and are satisfied over time because the client simultaneously receives and consumes the benefits provided as the Group performs the services. The Group uses the output method based on a fixed fee per employee serviced to recognize revenue, as the value to the client of the goods or services transferred to date (e.g. number of payees or number of payrolls processed) appropriately depicts performance towards complete satisfaction of the performance obligation. The fees are typically billed in the period in which services are performed.

The Group considers the guidance in ASC 606 with respect to principal versus agent considerations, in determining the appropriate treatment for the transactions between the Group and the Group’s in-country partners and the customers related to employment of candidates. The classification of transactions under the arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. The Group arranges the employment for the Group’s customers who bear the cost of candidates’ salary. The Group collects the payroll and pays the candidate on behalf of its customers. Therefore, the Group acts as an agent in the provision of such services and recognizes the revenue with the gross billings to the customers less the amounts the Group pays to the candidates sourced by the customers.

The service fee for each seconded employee is charged on a monthly basis during the service period based on an agreed percentage of the seconded employee’s monthly remuneration package or at a fixed fee per seconded employee, at an agreed currency exchange rate on the monthly remuneration package for settlement where applicable. The Group usually allows a credit term of 30 days to its customers or the invoices are due upon receipt.

There is no variable consideration, significant financing components or non-cash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues for the employment services on a monthly basis when it satisfies its performance obligations that it renders employment services throughout the contract terms.

There is no contract asset that the Group has right to consideration in exchange for its employment services that the Group has transferred to customers, which such right is conditional on something other than the passage of time.

Payroll outsourcing services

The Group provides payroll outsourcing services to customers. Such services are recognized as a performance obligation satisfied over time as customer simultaneously receives and consumes the benefits provided by the Group using output methods.

The promises in the agreements are generally combined into one performance obligation, as they are considered a series of distinct services, and are satisfied over time because the client simultaneously receives and consumes the benefits provided as the Group performs the services. The service fee for the payroll outsourcing services is charged and invoiced on a fixed fee per staff upon completion of each payroll calculation, as the value to the client of the goods or services transferred to date (e.g. number of payees or number of payrolls processed) appropriately depicts performance towards complete satisfaction of the performance obligation. The fees are typically billed in the period in which services are performed. The Group usually allows a credit term of ranging from 30 days to 90 days to its customers.

The Group concludes that the monthly payroll outsourcing services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

There is no variable consideration, significant financing components or non-cash consideration in the contracts. Accordingly, based on the output methods, The Group recognizes revenues for the payroll outsourcing services on a monthly basis when it satisfies its performance obligations that it renders payroll outsourcing services throughout the contract terms.

There is no contract asset that the Group has right to consideration in exchange for its payroll outsourcing services that the Group has transferred to its customers, which such right is conditional on something other than the passage of time.

Cost of Revenues

Cost of revenues consists of in-country partner cost, net exchange difference, employee compensation, related payroll benefits and the Group’s director remuneration which are attributable to the revenue-generating activities.

Related Parties

The Group accounts for related party transactions in accordance with FASB Accounting Standards Codification (ASC) Topic 850 (Related Party Disclosures). A party is considered to be related to the Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash also consists of funds generated from the Group’s operating activities which were held at the third-party platform fund accounts which are unrestricted as to immediate use or withdraw. The Group maintains its bank accounts in the Hong Kong SAR, China, Macau and Taiwan.

Deposits accounts denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme will be covered up to a limit of HKD500,000 (US$63,695) per depositor per scheme member by Hong Kong Deposit Protection Board in an event of bank failure. As of June 30, 2025 and 2024, the cash was HKD32,188,711 (US$4,100,525) and HKD10,855,128, respectively. Majority of cash is held in the financial institutions in Hong Kong which are insured by Deposit Protection Scheme. The Group’s cash deposits held in financial institutions located in China, Macau and Taiwan are insured with the local regulation mandated on obligatory insurance of bank accounts. The Group has not experienced any losses in bank accounts and believe its credit risk is not significant.

Restricted cash

Restricted cash represents the deposit pledged to a bank to secure banking facilities granted to the Group. As of June 30, 2023, restricted cash carried at an interest rate of from 0.1% to 4.6% per annum respectively.

Accounts receivable, net

Accounts receivable represents the service fees earned from the clients but have not yet collected. Accounts receivable is recorded at the original invoice amount less a provision for estimated credit losses.

On July 1, 2023, the Group adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. The Group adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost. Results for reporting periods beginning July 1, 2023 are presented under ASC 326. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on retained earnings as of June 30, 2023.

The Group estimated its provision for credit losses using relevant available information from internal and external sources relating to past events including aging schedule of receivables, migration rate of receivables, assessment of receivables due from specific identifiable counterparties that are considered at risk or uncollectible, current conditions and reasonable and supportable forward-looking factors. During the year ended June 30, 2025 and 2024, the Group (revered)/accrued HKD(77,218) (US$(9,837)) and HKD101,598 provision for credit losses on the consolidated financial statement related to accounts receivable respectively. As of June 30, 2025 and 2024, the provision for credit losses was HKD43,402 (US$5,529) and HKD120,620 (See Note 4).

Prepayment, deposits and other receivables

Prepayment include the expenses paid in advance to service providers. Deposits consist of security payments made to local in-country partner for the employment services provided and are refundable upon termination of services. Other receivables include remuneration/ Mandatory Provident Fund (“MPF”) payment to be collected from the Group’s customers.

On July 1, 2023, the Group adopted ASC 326 using the modified retrospective method for other receivables recorded in prepayment, deposits and other receivables. There is no impact over the initial adoption of CECL model.

The Group did not have provision for credit losses against other receivables as of June 30, 2025 and 2024, respectively (See Note 5).

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of June 30, 2025, the Group concludes its IPO. The deferred IPO costs of HKD7,334,123 (US$934,295) have been charged as a reduction against additional paid-in capital upon the completion of the offering in September 2024. As of June 30, 2025 and 2024, the accumulated deferred IPO cost was nil and HKD7,334,123, respectively.

Long-term rental deposits

Long-term rental deposits represent security payments made to a lessor for the office lease agreement entered over 1 year. The Group made such security payments upon the commencement of the original lease agreement and extended the lease agreement. The security deposit will be refunded to the Group upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased properties to the lessor by the Group.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and fixtures	5 years
Office equipment	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of income/(loss). Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable.

The Group assesses the recoverability of the assets based on the non-discounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the assets plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. For the years ended June 30, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Employee benefits

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 65 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD7,100 and HKD30,000 and HKD1,500 of the employee’s monthly income over HKD30,000.

The employees of the Group’s subsidiary in the PRC are members of state-managed retirement pension schemes operated by the local government. The subsidiary is required to contribute a specified percentage of its payroll costs to the retirement pension scheme to fund the benefits. The only obligation of this subsidiary with respect to the retirement pension scheme is to make the specified contributions.

The Group’s subsidiary in Taiwan also participates in the employee retirement benefits plans in Taiwan in respect of employees solely under the Group’s employment services. The Group is required to make monthly contributions calculated as a percentage of the monthly payroll costs and the government undertakes to assume the retirement benefit obligations of all existing and future retired employees of the Group in Taiwan.

The Group also operates a defined contribution scheme which is a unitized scheme, for eligible employees in Macau.

During the years ended June 30, 2025, 2024 and 2023, the Group provides employee benefits to its employees amounting to HKD773,622 (US$98,552), HKD703,239 and HKD635,635, respectively.

Leases

Under ASC Topic 842, lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and lease liabilities.

The Group may recognize the lease payments in the consolidated statements of income/(loss) on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Group elected the practical expedients for an entity ongoing accounting and applied the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

Operating lease expense is recognized on a straight-line basis over the lease term. For the years ended June 30, 2025, 2024 and 2023, the Group’s operating lease expense was HKD1,120,629 (US$142,757), HKD1,156,024 and HKD1,177,995, respectively.

The Group evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2025, 2024 and 2023, the Group did not have any impairment loss against its operating lease ROU assets.

Research and development expenses

Research and development expenses mainly consist of technology infrastructure expenses related to platform development to support the Group’s business operations. The expenditure incurred related to development of platform are capitalized only when the preliminary project stage is completed and it is probable that the project will be completed and the platform will be used to perform the function intended.

Income taxes

Galaxy Payroll BVI, Melkweg Cayman and Melkweg BVI are not subject to tax on income or capital gains under the current laws of the Cayman Islands and British Virgin Islands respectively. In addition, upon payments of dividends by the Melkweg BVI and Galaxy Payroll (HK), Melkweg BVI to the Group’s shareholders, no British Virgin Islands and Cayman Island withholding tax will be imposed.

Galaxy Payroll HK, Galaxy Solutions Partner, Galaxy Payroll (China) and Galaxy Payroll (TW) are incorporated in and carry trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No provision for taxation in PRC has been made as the Group’s entities in PRC had no assessable profit for the years ended June 30, 2025, 2024 and 2023.

The Group accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Income tax expense consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is charged or credited in the statements of income/(loss), except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group had no uncertain tax position as of June 30, 2025 and 2024. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2018 to 2025 are subject to examination by any applicable tax authorities. Hong Kong tax returns filed in 2016 to 2025 are subject to examination by any applicable tax authorities. Taiwan tax returns filed in 2018 to 2025 are subject to examination by any applicable tax authorities.

Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

The Group operates and manages its business as a single reportable segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates its revenues from subsidiaries in Taiwan, Macau, Hong Kong and the PRC, all of which are under the control of the Chief Executive Officer. Accordingly, tabular disclosure regarding geographical segments have been presented under Note 3 – Revenues.

Concentration of Risks

The Group is subject to risks associated with concentrations in its customer base and financial instruments. Additionally, the Group’s operations are geographically concentrated in the Asia-Pacific region. Economic, political, or regulatory changes in this region could significantly impact the Group’s performance.

Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service clients. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Group performs on-going credit evaluations of the financial condition of these service clients. The Group establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of June 30, 2025, three customers accounted for 50.6%, 16.0% and 15.9%, respectively, of the Group’s total accounts receivable. As of June 30, 2024, four customers accounted for 29.0%, 23.5%, 21.0% and 18.5%, respectively, of the Group’s total accounts receivable.

For the year ended June 30, 2025, three major customers accounted for 23.6%, 18.7% and 13.2%, respectively, of the Group’s total revenues. For the year ended June 30, 2024, three major customers accounted for 23.3%, 22.1% and 12.8%, respectively, of the Group’s total revenues. For the year ended June 30, 2023, three major customers accounted for 36.4%, 14.7% and 13.4%, respectively, of the Group’s total revenues.

Concentration of vendors

As of June 30, 2025 and 2024, one vendor accounted for 100% of the Group’s total account payable.

For the year ended June 30, 2025, three major vendors accounted for 30.3%, 23.9% and 12.0% of the Group’s total in-country partner costs, respectively. For the year ended June 30, 2024, three major vendors accounted for 34.4%, 20.7% and 10.4% of the Group’s total in-country partner costs, respectively. For the year ended June 30, 2023, two major vendors accounted for 37.9% and 27.7% of the Group’s total in-country partner costs, respectively.

Interest rate risk

The Group’s exposure on fair value interest rate risk mainly arises from its fixed deposits with banks. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Group, such as cash and cash equivalents, at the end of the reporting period, the Group is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency exchange risk

There is a linked exchange rate system implemented in Hong Kong to stabilize the exchange rate between the Hong Kong dollar (HKD) and the United States dollar (USD). The value of RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions and the foreign exchange policy adopted by the PRC government. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. There remains significant international pressure on the PRC government to adopt a more flexible currency policy, which could result in greater fluctuation of the RMB against the U.S. dollar. The Company is a holding company and it relies on dividends paid by the Group’s operating subsidiaries in China for its cash needs. Any significant revaluation of the RMB may materially and impact its liquidity and cash flows. To the extent that the Group needs to convert U.S. dollars into RMB for its operations, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount the Group would receive. Conversely, if the Group decides to convert RMB into U.S. dollars for other business purposes, appreciation of the U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount the Group would receive.

Liquidity Risk

Liquidity risk is the risk that we will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Our approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our reputation.

Typically, we ensure that it has sufficient cash on demand to meet expected operational expenses for a period of 180 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Recent accounting pronouncements

Recently adopted accounting pronouncements

Segment Reporting (Topic 280). In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. This ASU will result in the required additional disclosures being included in the Group's consolidated financial statements, once adopted.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.